Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Fujian Happiness Biotech Co., Ltd and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and related allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, inventory reserve, and provisions necessary for contingent liabilities. The current economic environment has increased the degrees of uncertainty inherent in those estimates and assumptions, actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains all bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management's best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers' credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the weighted-average method. In addition to cost of raw materials, work in progress and finished goods include direct labor costs and overheads. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or market value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. If actual demand is lower than the forecasted demand, additional inventory write-downs may be required.

There were no write-downs recognized of inventories for the years ended March 31, 2019 and 2018.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Land Use Rights

Land Use Rights

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as "ownership". Land use rights are stated at cost, less accumulated amortization. Land use rights are amortized using the straight-line method over the grant period of 50 years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset's carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2019 and 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification 820, Fair Value Measurement and Disclosures, requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other receivable, accounts payable, short-term borrowings, accounts payable, and income taxes payable and to approximate the fair value of the respective assets and liabilities at March 31, 2019 and 2018 based upon the short-term nature of the assets and liabilities.

Revenue Recognition

Revenue Recognition

The Company generates its revenue mainly from sales of nutraceutical and dietary supplements made of Lucidum spore powder and others. The Company's revenue recognition policies are in compliance with ASC 605, Revenue Recognition. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured.

The Company allows its customers to return products within some range. The range was limited to 3% of the customer's yearly payment amount for the year. The transportation fee is bear by the customers in the condition of products return. There were no products return incurred for the years ended March 31, 2019 and 2018.

The Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers ("Topic 606"), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition on April 1, 2019. Topic 606 requires the Company to recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company sells nutraceutical and dietary supplements to distributors and experience stores. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers' premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment. Customers are required to pay under the customary payment terms, which is generally less than six months.

Government Grant

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants as compensation for the Company's research and development efforts. For the years ended March 31, 2019 and 2018, the Company recognized government grants of $146,992 and $243,176, respectively, for the government support of the Company's research and development activities and patent applications. The government grants were recorded as other income.

Research and Development Costs

Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services and supplies, are expensed as incurred.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs are expensed when incurred as selling and marketing expense. Shipping and handling costs were $1,841,312 and $2,296,687 for the years ended March 31, 2019 and 2018, respectively.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, “Other Expenses-Advertising Costs”. Advertising costs were $3,217,096and $2,048,026 for years ended March 31, 2019 and 2018, respectively.

Income Taxes

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10, "Accounting for Uncertainty in Income Taxes", prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at March 31, 2019 and 2018.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. All of the tax returns of the Company and its subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing.

The Company is subject to Chinese tax laws. We are not subject to U.S. tax laws and local state tax laws. Our income and our related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and we are subject to Chinese tax laws, all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of China will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by us, reducing the amount available to pay dividends to the holders of our ordinary shares.

Value-added Tax ("VAT")

Value-added Tax ("VAT")

Value-added taxes ("VAT") collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is generally subject to the value added tax ("VAT") for selling merchandise. Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018, the Company is subject to a VAT rate of 16% based on the new Chinese tax law.

Earnings per Share

Earnings per Share

The Company computes earnings per share ("EPS") in accordance with ASC 260, "Earnings per Share". ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign Currency Translation

Foreign Currency Translation

The Company and its subsidiaries' principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company's financial statements are reported using U.S. Dollars. The consolidated statements of income and comprehensive income and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average rate of exchange, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders' equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC's political and economic conditions. Any significant revaluation of RMB may materially affect the Company's financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2019	March 31, 2018

Period-end spot rate	US$1=RMB 6.7335 Yuan	US$1=RMB 6.2881 Yuan
Average rate	US$1=RMB 6.7317 Yuan	US$1=RMB 6.6021 Yuan

Comprehensive Income	Comprehensive Income Comprehensive income includes net income and foreign currency translation adjustments and is reported in the consolidated statements of income and comprehensive income.
Concentration of Risks

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As at March 31, 2019 and 2018, cash and cash equivalents of $14,800,772 (RMB 99,661,001 Yuan) and $8,884,829 (RMB 55,868,691 Yuan), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the Company's operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers' invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company's maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers' financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Bank interest bearing loans are charged at variable interest rates within the reporting period. The Company is subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company's business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company's results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates ("ASUs"). Management periodically reviews new accounting standards that are issued.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standard Board (the "FASB") issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)" ("ASU 2014-09"). ASU 2014-09 is a comprehensive revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the Financial Accounting Standards Board issued ASU No. 2015-14, "Revenue from Contracts with Customers (Topic 606)," which delayed the effective date of ASU 2014-09 by one year. In addition, between March 2016 and December 2016, the Financial Accounting Standards Board issued ASU No. 2016-08, "Revenue from Contracts with Customers - Principal versus Agent Considerations (Reporting revenue gross versus net)" ("ASU 2016-08"), ASU No. 2016-10, "Identifying Performance Obligations and Licensing" ("ASU 2016-10"), ASU No. 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients" ("ASU 2016-12"), and ASU No. 2016- 20, "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers" ("ASU 2016-20"). ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 clarify certain aspects of ASU 2014-09 and provide additional implementation guidance. ASU 2014-09, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 (collectively, "ASC 606") became effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2017 for public companies. The effective date for all other entities is one year later than this (i.e., December 15, 2018). Entities are permitted to adopt ASC 606 using one of two methods: (a) full retrospective adoption, meaning the standard is applied to all periods presented, or (b) modified retrospective adoption, meaning the cumulative effect of applying the new standard is recognized as an adjustment to the opening retained earnings balance.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company has elected to adopt the new revenue standard as of the effective date applicable to non-issuers and adopted the new revenue standard on April 1, 2019 using the modified retrospective method. The Company has substantially completed its assessment and currently does not expect the adoption of this guidance will have significant effects on the Company's revenue recognition practices, financial positions, results of operations or cash flows. The new standard will require the Company to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to provide guidance on the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The guidance requires that 1) debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows, 2) the classification of cash receipts and payments that have aspects of more than one class of cash flows to be applied under generally accepted accounting principles, and 3) each separately identifiable source or use within the cash receipts and payments be classified based on their nature in financing, investing or operating activities. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Company adopted ASU 2016-15 on April 1, 2018 and the adoption of this update did not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows: Restricted Cash". The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted ASU 2016-18 on April 1, 2018 and the adoption of this update did not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted ASU 2017-01 on April 1, 2019 and this update does not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In February 2017, the FASB issued ASU No. 2017-05, "Other Income – Gains and Losses from the De-recognition of Nonfinancial Assets". The amendments in this ASU provides guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a non-controlling ownership interest, the company is required to measure any non-controlling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. ASU 2017-05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company adopted ASU 2017-05 on April 1, 2019 and this update does not have a material effect on the Company's consolidated financial positions, results of operations or cash flows.

In May 2017, the FASB issued ASU No. 2017-09 ("ASU 2017-09") to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, and application is prospective. The Company adopted ASU 2017-09 on April 1, 2018 and the adoption of this update did not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In June 2018, FASB issued ASU 2018-07 to expand the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The Company adopted this Standard effective April 1, 2019; there was no material impact on the Company's financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)," which increases lease transparency and comparability among organizations. Under the new standard, lessees will be required to recognize all assets and liabilities arising from leases on the balance sheet, with the exception of leases with a term of 12 months or less, which permits a lessee to make an accounting policy election by class of underlying asset not to recognize lease assets and liabilities. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. In March 2018, the FASB approved an alternative transition method to the modified retrospective approach, which eliminates the requirement to restate prior period financial statements and requires the cumulative effect of the retrospective allocation to be recorded as an adjustment to the opening balance of retained earnings at the date of adoption. The Company as an "emerging growth company" has elected to adopt the new lease standard as of the effective date applicable to non-issuers and will adopt the new lease standard on April 1, 2020 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. The Company does not expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flow.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). The amendments in this ASU modify the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not plan to early adopt ASU 2018-13 or expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In November 2018, FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company is in the process of evaluating the impact the standard will have on its financial statements.